Interest Expense (Income) (Schedule of Components of Net Interest Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense [Line Items]
Interest expense	$ 173,503	$ 178,812	$ 161,140
Interest income	(11,128)	(12,718)	(8,047)
Interest expense, net	$ 162,375	$ 166,094	$ 153,093